OTHER LIABILITIES - Funded Status of Defined Benefit Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Details of defined benefit liability
Balance at the beginning of year	$ 41,337
Balance at end of year	41,939	$ 41,337
Plan assets
Details of defined benefit liability
Balance at the beginning of year	2,768	2,594
Employer contributions	3,584	2,800
Benefit payments	(3,325)	(2,570)
Administrative expenses	(130)	(115)
Interest on assets	72	77
Net return on assets excluding interest	(72)	(77)
Effect of exchange rate changes	8	59
Balance at end of year	2,905	2,768
Present value of defined benefit obligation
Details of defined benefit liability
Balance at the beginning of year	44,105	29,336
Current service cost	2,624	12,827
Past service cost	5,351
Benefit payments	(3,325)	(2,570)
Interest cost	1,240	809
Actuarial (gains) losses arising from changes in economic assumptions	(2,785)	1,861
Actuarial losses arising from changes in demographic assumptions	992	882
Actuarial gains arising from Plan experience	(2,842)	(321)
Effect of exchange rate changes	(516)	1,281
Balance at end of year	$ 44,844	$ 44,105